Organization and basis of presentation (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation	Organization and basis of presentation
Organization
Amrize Ltd (the “Company”) is a building solutions company focused exclusively on the North American market, offering customers a broad range of advanced building solutions from foundation to rooftop. The Company earns revenue from the sale of cement, aggregates, ready-mix concrete, asphalt, roofing systems and other building solutions.
The Company is organized into two reportable segments — Building Materials and Building Envelope — that are aligned with the products and services it provides and based upon the information used by the chief operating decision maker (“CODM”) in evaluating the performance of the business and allocating resources and capital.
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Building Materials: The building materials segment offers a range of branded solutions delivering high-quality products for a wide range of applications. These include cement and aggregates, as well as a variety of downstream products and solutions such as ready-mix concrete, asphalt and other construction materials.

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Building Envelope: The building envelope segment offers advanced roofing and wall systems, including single-ply membranes, insulation, shingles, sheathing, waterproofing and protective coatings, along with adhesives, tapes and sealants that are critical to the application of roofing and wall systems.

On May 14, 2025, the holders of ordinary shares of Holcim Ltd (“Parent”) approved the Spin-off of the Company (the “Spin-off”). On June 23, 2025 (the “Separation and Distribution Date”), Parent completed the previously announced Spin-off through a distribution of 100% of the Company’s outstanding shares (the “Distribution”) to holders of record of Parent’s ordinary shares, on a pro rata basis as a dividend-in-kind, as of the close of business on June 20, 2025, which resulted in the issuance of 553,082,069 shares of common stock. This amount is based on 566,875,513 Parent shares outstanding at the Separation and Distribution Date and 13,793,444 shares not distributed to Parent shareholders that are held by the Company as treasury stock. In connection with the Distribution, the Company and Parent consummated a series of internal reorganization transactions resulting in the Company becoming the holder, directly or through its subsidiaries, of the business, activities and operations of Parent and its affiliates in the United States, Canada, Switzerland, and Jamaica, as well as certain support operations in Colombia and certain trading operations. As a result of the Distribution, the Company became an independent public company. The Company’s common stock is listed under the symbol “AMRZ” on the New York Stock Exchange and the SIX Swiss Exchange.
Unless the context otherwise requires, references to “we,” “our,” “us,” and the “Company” refer to (i) Amrize Ltd’s business prior to the Spin-off as a carve-out business of Parent and (ii) Amrize Ltd and its subsidiaries following the Spin-off.
Basis of presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). While the unaudited condensed consolidated financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the disclosures provided in annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s historical combined financial statements and accompanying notes included within the Company’s Form 10 filed with the SEC.
Prior to the Spin-off, the Company operated as a wholly-owned subsidiary of Parent and not as a standalone company. These condensed consolidated financial statements and footnotes reflect the historical financial position, results of operations and cash flows of the Company as historically managed within Parent for periods prior to the completion of the Spin-off and reflect the financial position, results of operations and cash flows of the Company as a standalone company for periods after the completion of the Spin-off. The historical condensed consolidated financial statements and footnotes for periods prior to the completion of the Spin-off were prepared on a “carve-out” basis in connection with the Spin-off, and were derived from the consolidated financial statements and historical accounting records of Parent.
For periods prior to the Spin-off, the condensed consolidated balance sheet reflects all of the assets and liabilities of Parent that are specifically identifiable or directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents Parent’s historical investment in the Company and includes accumulated net income attributable to the Company and the net effect of transactions with Parent and its subsidiaries. See Note 18 (Related party) for additional information. All intercompany balances and transactions within the Company have been eliminated in these unaudited condensed consolidated financial statements.
Prior to the Spin-off, the Company and Parent had intercompany activity resulting in revenues and expenses for both parties. As described in Note 18 (Related party), certain related party transactions between the Company and Parent have been included in these unaudited condensed consolidated financial statements. Pursuant to the Spin-off, Parent ceased to be a related party to the Company and accordingly, no related party transactions or balances have been reported subsequent to the Separation and Distribution Date.
Prior to the Spin-off, the unaudited condensed consolidated statements of operations included expense allocations for certain corporate, infrastructure and other shared services provided by Parent on a centralized basis, including but not limited to accounting and financial reporting, treasury, tax, legal, human resources, information technology, insurance, employee benefits and other shared services that are either specifically identifiable or directly attributable to the Company. These expenses had been allocated to the Company on the basis of direct usage when specifically identifiable, with the remainder predominantly allocated on a pro rata basis using revenues. The Company’s management considers this allocation to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. However, these expense allocations may not be indicative of the actual expenses that would have been incurred had the Company been a standalone company during the periods presented, and they may not reflect what the Company’s results of operations may be in the future. See Note 18 (Related party) for additional information. Following the Spin-off, a limited number of services that Parent provided to the Company prior to the Spin-off are continuing to be provided for a period of time under a Transition Services Agreement. The Company is now incurring certain costs as a standalone public company, including services provided by its own resources or through third-party service providers relating to corporate functions, including executive leadership, accounting and financial reporting, treasury, compliance and regulatory, human resources, information technology, marketing and communications, insurance, as well as ongoing additional costs associated with operating as an independent, publicly-traded company.
Historically, Parent used a centralized approach to cash management and financing of operations. Prior to the Spin-off, a majority of the Company’s subsidiaries participated in Parent’s centralized cash management and financing function. While the Company maintained bank accounts in the name of its respective legal entities in order to conduct day-to-day business, cash was managed centrally as part of the overall treasury function and Parent oversaw a cash pooling program whereby cash was swept from any subsidiary accounts, including the Company’s accounts, on a daily basis. As such, cash and cash equivalents held by Parent at the corporate level were not specifically identifiable or directly attributable to the Company and, therefore, have not been reflected in these unaudited condensed consolidated financial statements prior to the Spin-off. Rather, the Company’s residual cash pooling balances as of the end of each reporting period prior to the Spin-off were recorded within Related-party notes receivable. See Note 18 (Related party) for more information.
Further, prior to the Spin-off, Parent’s third-party debt and related interest expense was not attributed to the Company because the Company was not considered the primary obligor of the debt, and the Company was not a named guarantor or joint and severally liable for any of Parent’s third-party debt. Prior to the Spin-off, the Company had related-party note agreements in place with Parent for the financing of its capital needs, which are reflected as Related-party notes payable on the condensed consolidated balance sheet as of December 31, 2024. As part of the Spin-off, the Company issued senior unsecured notes and completed a bond exchange as described in Note 10 (Debt). A portion of the proceeds from the issuance of the senior unsecured notes and completion of the bond exchange was used to repay the Company’s related-party indebtedness due to Parent. Parent also completed an equity contribution to the Company to settle the remaining related-party indebtedness due to Parent as described in Note 18 (Related party). Interest expense, net in the unaudited condensed consolidated statements of operations reflects interest on borrowing and funding associated with the related-party note agreements for periods prior to the Spin-off. Subsequent to the Spin-off, Interest expense, net in the unaudited condensed consolidated statements of operations reflects interest expense primarily related to the newly issued senior unsecured notes, the notes obtained in the bond exchange with Parent, the commercial paper program, and interest associated with other long-term debt. See Note 10 (Debt) for further detail.
In connection with the Spin-off, the Company entered or adopted several agreements, including a Separation and Distribution Agreement, Transition Services Agreement, and Tax Matters Agreement, among others, that provide a framework for the post separation relationship between the Company and Parent. See Note 18 (Related party) for more information on these agreements.
Additionally, in relation to the Spin-off, Parent allocated $5 million of transaction costs to the Company for the three months ended September 30, 2024, and $11 million and $15 million for the nine months ended September 30, 2025 and 2024, respectively. These allocated transaction costs correspond to the costs incurred by the Parent that are directly attributable to the Company, such as rebranding costs, employee-related costs (i.e. recruitment and relocation expenses) and costs to establish certain standalone functions. These costs are recorded in Selling, general and administrative expenses and are deemed to be settled in the period in which the costs are included in Net parent investment on the condensed consolidated balance sheet for periods prior to the Spin-off. The Company also directly recorded certain non-recurring transaction costs related to the Spin-off. See Note 14 (Segment information) for detail on total non-recurring Spin-off and separation-related costs.
Use of estimates
These unaudited condensed consolidated financial statements are prepared in accordance with U.S. GAAP, which requires management to make assumptions and estimates about future events and apply judgments that affect the amounts of assets, liabilities, revenues and expenses reported on these unaudited condensed consolidated financial statements and accompanying notes. The Company has continued to follow the accounting policies set forth in the historical combined financial statements and accompanying notes included within the Company’s Form 10 filed with the SEC. Management’s assumptions, estimates and judgments are based on historical experience, current trends and other factors that management believes to be reasonable under the circumstances.
On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that these unaudited condensed consolidated financial statements are presented fairly and in accordance with U.S. GAAP, and the Company revises its estimates, as appropriate, when events or changes in circumstances indicate that revisions may be necessary. These unaudited condensed consolidated financial statements reflect, in the opinion of management, all material adjustments (which include only normal recurring adjustments) necessary to fairly state, in all material respects, the financial position of the Company for the periods presented.
Significant accounting estimates reflected in these unaudited condensed consolidated financial statements are used for, but are not limited to, accounting for the inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, self-insurance reserves, litigation and other loss contingencies, fair values of acquired assets and liabilities assumed under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses prior to the Spin-off. The Company also considers the potential impacts of climate-related factors in developing the estimates and assumptions underlying the accounting areas noted above.
Estimates and assumptions have been based on the available information and regulations in place as of September 30, 2025. Although these assumptions and estimates are based on management’s knowledge of, and experience with, past and current events, actual results could differ materially from these assumptions and estimates.
Fair value measurement
The carrying values of the Company’s Cash and cash equivalents and Short-term borrowings approximate their fair values because of the short-term nature of these instruments. See Note 10 (Debt) for disclosures on the fair value of Long-term debt.

Note 1. Organization and basis of presentation
Organization
On January 28, 2024, Holcim Ltd (“Parent”) announced its intention to separate its North American business and list it in the United States. Amrize (the “Company”) is comprised of the business, activities and operations of Parent and its affiliates in the United States, Canada and Jamaica (the “Amrize Territories”), including the manufacturing of cement, aggregates, ready-mix concrete, asphalt, roofing systems and other building solutions in the Amrize Territories, as well as certain support operations in Colombia and certain trading operations (collectively, the “Amrize Business”). The transaction (the “Spin-Off”) is expected to result in two independent, publicly traded companies: Parent and the Company. It is intended that the Amrize Business will be conducted by Amrize Ltd, which will be based in Switzerland. Completion of the Spin-Off will be subject to, among other things, the effectiveness of a registration statement on Form 10 with the U.S. Securities and Exchange Commission (the “SEC”), final approval from the Parent Board of Directors and shareholders and other customary conditions.
The Company is a carve-out business of Parent and a building solutions company focused exclusively on the North American market, offering customers a broad range of advanced building solutions from foundation to rooftop. The Company earns revenue from the sale of cement, aggregates, ready-mix concrete, asphalt, roofing systems and other building solutions.
The Company is organized into two reportable segments — Building Materials and Building Envelope — that are aligned with the products and services it provides and based upon the information used by the chief operating decision maker (“CODM”) in evaluating the performance of the business and allocating resources and capital.
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Building Materials: The building materials segment offers a range of branded solutions delivering high-quality products for a wide range of applications. These include cement and aggregates, as well as a variety of downstream products and solutions such as ready-mix concrete, asphalt and other construction materials.

•
Building Envelope: The building envelope segment offers advanced roofing and wall systems, including single-ply membranes, insulation, shingles, sheathing, waterproofing and protective coatings, along with adhesives, tapes and sealants that are critical to the application of roofing and wall systems.

Basis of presentation
The Company is a wholly-owned subsidiary of Parent, and the results of the Amrize Business were historically consolidated under Parent and reported under its North America and Solutions & Products segments. The Company has no operating history as a standalone company. As a result, separate financial statements have not historically been prepared for the Company. The historical combined financial statements for the Company as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 were prepared on a “carve-out” basis in connection with the expected Spin-Off, and have been derived from the consolidated financial statements and historical accounting records of Parent. References in these combined financial statements to the “Company” refer to the Amrize Business as historically managed by Parent.
These combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The historical financial condition, results of operations and cash flows presented in these combined financial statements may not reflect what the Company’s financial condition, results of operations or cash flows would have been had the Company been a standalone company during the periods presented. In addition, the historical financial condition, results of operations and cash flows presented in these combined financial statements may not reflect what the Company’s financial condition, results of operations and cash flows may be in the future.
The combined balance sheets reflect all of the assets and liabilities of Parent that are specifically identifiable or directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents Parent’s historical investment in the Company and includes accumulated net income attributable to the Company and the net effect of transactions with Parent and its subsidiaries. See Note 20 (Net parent investment) for additional information. All intercompany balances and transactions within the Company have been eliminated in these combined financial statements.
The Company and Parent have historically had intercompany activity, resulting in revenues and expenses for both parties. As described in Note 18 (Related party), certain related-party transactions between the Company and Parent have been included in these combined financial statements.
The combined statements of operations include expense allocations for certain corporate, infrastructure and other shared services provided by Parent on a centralized basis, including but not limited to accounting and financial reporting, treasury, tax, legal, human resources, information technology, insurance, employee benefits and other shared services that are either specifically identifiable or directly attributable to the Company. These expenses have been allocated to the Company on the basis of direct usage when specifically identifiable, with the remainder predominantly allocated on a pro rata basis using revenues. The Company’s management considers this allocation to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. However, these expense allocations may not be indicative of the actual expenses that would have been incurred had the Company been a standalone company during the periods presented, and they may not reflect what the Company’s results of operations may be in the future. See Note 18 (Related party) for additional information.
Parent uses a centralized approach to cash management and financing of operations. Historically, a majority of the Company’s subsidiaries participate in Parent’s centralized cash management and financing function. While the Company maintains bank accounts in the name of its respective legal entities in order to conduct day-to-day business, cash is managed centrally as part of the overall treasury function and Parent oversees a cash pooling program whereby cash is swept from any subsidiary accounts, including the Company’s accounts, on a daily basis. As such, cash and cash equivalents held by Parent at the corporate level are not specifically identifiable or directly attributable to the Company and, therefore, have not been reflected in these combined financial statements. Rather, the Company’s residual cash pooling balances as of the end of each reporting period are recorded within Related-party notes receivable. See Note 18 (Related party) for more information.
Further, Parent’s third-party debt and related interest expense have not been attributed to the Company because the Company is not considered the primary obligor of the debt, and the Company is not a named guarantor or joint and severally liable for any of Parent’s third-party debt. The Company has related-party note agreements in place with Parent for the financing of its capital needs, which are reflected as Related-party notes payable on the combined balance sheets. Interest expense in the combined statements of operations reflects interest on borrowing and funding associated with the related-party note agreements.
The Company’s employees do not participate in Parent’s employee benefit plans and therefore no costs associated with Parent’s employee benefit plans have been included in these combined financial statements. The combined balance sheets only include assets and liabilities relating to employee benefit plans for which the Company is the plan sponsor.
Certain change of control provisions exist related to the Company’s debt balances that may be triggered by the Spin-Off. Additionally, following the Spin-Off, certain services that Parent historically provided to the Company will continue to be provided to the Company by Parent on a transitional basis pursuant to a transition services agreement and certain other ancillary agreements between the Company and Parent. These services are primarily for information technology-related functions. At the end of the transitional periods specified in these agreements, the Company will need to perform these services using the Company’s own resources or hire third-party service providers to perform these services on the Company’s behalf.
In connection with the Spin-Off, the Company recorded approximately $24 million of various transaction costs for the year ended December 31, 2024, of which approximately $15 million was allocated to the Company from Parent. These transaction costs allocated from the Parent to the Company correspond to the costs incurred by the
Parent that are directly attributable to the Company, such as rebranding costs, employee-related costs (i.e. recruitment and relocation expenses) and costs to establish certain standalone functions. These costs are recorded in Selling, general and administrative expenses and are deemed to be settled in the period in which the costs are included in Net parent investment on the combined balance sheet.